OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06463
AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	APG-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.17%

Australia—11.51%
BHP Billiton Ltd.	296,960	$10,720,423
Coca-Cola Amatil Ltd.	260,687	2,701,024
Cochlear Ltd.	133,000	8,515,005
Computershare Ltd.	634,481	5,816,860
CSL Ltd.	357,960	10,732,270
QBE Insurance Group Ltd.	386,885	5,855,945
Toll Holdings Ltd.	599,674	3,231,268
Woolworths Ltd.	269,146	6,271,903

		53,844,698

China—13.98%
China Merchants Bank Co., Ltd. -Class H	2,177,500	5,831,000
CNOOC Ltd. -ADR	76,600	12,900,972
Haitian International Holdings Ltd.	3,770,000	2,878,503
Industrial and Commercial Bank of China Ltd. -Class H	15,349,000	11,717,850
Minth Group Ltd.	4,372,000	6,562,841
Stella International Holdings Ltd.	4,792,000	9,211,021
Vinda International Holdings Ltd.	3,614,000	3,489,495
Want Want China Holdings Ltd.	5,243,000	4,103,898
Xinyi Glass Holdings Co. Ltd.	19,148,000	8,681,276

		65,376,856

Hong Kong—8.31%
Cheung Kong (Holdings) Ltd.	724,000	8,715,324
Dickson Concepts (International) Ltd.	4,090,000	3,101,357
Esprit Holdings Ltd.	523,033	3,282,592
Hongkong Land Holdings Ltd.	686,000	3,676,960
Hutchison Whampoa Ltd.	1,202,000	7,938,436
Li & Fung Ltd.	724,200	3,342,589
Paliburg Holdings Ltd.	11,613,240	4,387,191
Regal Hotels International Holdings Ltd.	11,344,000	4,410,485

		38,854,934

India—2.26%
Bharat Heavy Electricals Ltd.	53,486	2,809,751
Infosys Technologies Ltd.	129,079	7,771,998

		10,581,749

Indonesia—10.58%
PT Astra International Tbk	945,000	5,353,838
PT Bank Central Asia Tbk	7,420,500	4,915,883
PT Indocement Tunggal Prakarsa Tbk	4,263,500	8,033,842
PT Perusahaan Gas Negara	19,614,000	8,903,807
PT Summarecon Agung Tbk	149,373,500	15,523,227
PT Telekomunikasi Indonesia Tbk	7,130,500	6,732,900

		49,463,497

Malaysia—7.23%
Goldis Berhad (a)	2,231,000	904,460
Kossan Rubber Industries Berhad	9,142,000	11,405,952
Parkson Holdings Berhad	6,017,601	10,470,919
Public Bank Berhad	2,295,000	8,804,715
YTL Cement Berhad	1,798,300	2,243,636

		33,829,682

Philippines—11.20%
Ayala Corp.	916,310	6,378,355
Energy Development Corp.	60,323,000	5,854,801
Energy Development Corp. (b)	2,918,750	283,287
First Gen Corp. (a)	21,408,489	4,456,576
First Gen Corp. (a) (b)	1,919,100	399,496
GMA Holdings, Inc. -PDR (a)	47,245,000	5,913,406
GMA Holdings, Inc. -PDR (a) (b)	1,468,000	183,742
Manila Water Co.	7,519,400	2,780,560
Philippine Long Distance Telephone Co.	152,040	8,079,420
SM Investments Corp.	1,886,235	18,066,241

		52,395,884

Singapore—3.70%
Keppel Corp. Ltd.	1,484,000	10,162,933
United Overseas Bank Ltd.	492,000	7,163,677

		17,326,610

South Korea—10.07%
CJ CheilJedang Corp.	20,021	3,997,296
CJ Corp.	56,854	3,551,186
Hyundai Department Store Co., Ltd.	74,291	7,411,827
Hyundai Development Co.	111,350	2,548,315
Hyundai Greenfood Co., Ltd	465,000	4,147,749
Hyundai Mobis	46,053	7,940,940
Lotte Confectionery Co., Ltd.	4,034	4,601,028
MegaStudy Co., Ltd.	23,201	3,340,776
NHN Corp. (a)	40,945	6,357,550
S1 Corp.	63,400	3,210,873

		47,107,540

Taiwan—5.26%
Hon Hai Precision Industry Co., Ltd.	1,243,000	5,031,819
MediaTek Inc.	245,191	3,310,700
Taiwan Semiconductor Manufacturing Co. Ltd.	5,886,464	11,451,441
Wistron Corp.	2,953,244	4,788,557

		24,582,517

Thailand—8.07%
BEC World PCL	5,637,100	5,201,728
CP ALL PCL	4,656,700	4,598,925
Kasikornbank PCL	2,707,200	8,732,903
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

	Shares	Value

Thailand—(continued)
Major Cineplex Group PCL	21,007,700	$7,363,121
Siam Commercial Bank PCL	2,488,300	6,869,066
Thai Stanley Electric PCL -Class F	1,010,000	4,965,416

		37,731,159

Total Common Stocks & Other Equity Interests (Cost $315,542,041)		431,095,126

Money Market Funds—5.14%
Liquid Assets Portfolio-Institutional Class (c)	12,011,804	12,011,804
Premier Portfolio-Institutional Class (c)	12,011,804	12,011,804

Total Money Market Funds (Cost $24,023,608)		24,023,608

TOTAL INVESTMENTS—97.31% (Cost $339,565,649)		455,118,734

OTHER ASSETS LESS LIABILITIES—2.69%		12,599,569

NET ASSETS—100.00%		$467,718,303

Investment Abbreviations:

ADR	— American Depositary Receipt

PDR	— Philippine Deposit Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $866,525, which represented 0.19% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Asia Pacific Growth Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Asia Pacific Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$10,732,270	$43,112,428	$—	$53,844,698
China	38,775,056	26,601,800	—	65,376,856
Hong Kong	22,409,830	16,445,104	—	38,854,934
India	2,809,751	7,771,998	—	10,581,749
Indonesia	27,609,965	21,853,532	—	49,463,497
Malaysia	14,554,048	19,275,634	—	33,829,682
Philippines	34,329,643	18,066,241	—	52,395,884
Singapore	—	17,326,610	—	17,326,610
South Korea	19,371,477	27,736,063	—	47,107,540
Taiwan	—	24,582,517	—	24,582,517
Thailand	37,731,159	—	—	37,731,159
United States	24,023,608	—	—	24,023,608

Total Investments	$232,346,807	$222,771,927	$—	$455,118,734

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $56,697,306 and $79,416,388, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$138,776,954
Aggregate unrealized (depreciation) of investment securities	(23,877,336)

Net unrealized appreciation of investment securities	$114,899,618

Cost of investments for tax purposes is $340,219,116.
Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	EGR-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—92.59%

Austria—0.60%
Andritz AG	78,641	$4,933,224

Belgium—1.73%
Anheuser-Busch InBev N.V.	267,742	14,181,684

Denmark—1.79%
Novo Nordisk A.S. -Class B	172,665	14,753,804

France—4.32%
AXA S.A.	267,722	4,915,928
BNP Paribas	160,228	10,963,748
Danone S.A.	149,516	8,373,009
Total S.A.	224,741	11,312,829

		35,565,514

Germany—8.87%
Bayer AG	213,006	12,248,676
Bayerische Motoren Werke AG	267,868	14,424,045
Deutsche Boerse AG	119,315	8,354,916
Fresenius Medical Care AG & Co. KGaA	141,770	7,780,886
Puma AG Rudolf Dassler Sport	50,385	14,728,033
SAP AG	141,732	6,473,558
Wirecard AG	835,563	8,949,598

		72,959,712

Greece—1.90%
Intralot S.A.	2,226,503	9,904,258
Jumbo S.A.	716,646	5,698,303

		15,602,561

Ireland—3.06%
DCC PLC	407,912	10,022,795
Paddy Power PLC	417,196	15,161,562

		25,184,357

Italy—2.25%
Ansaldo STS S.p.A.	273,642	3,583,198
Finmeccanica S.p.A.	554,979	6,098,390
UniCredito Italiano S.p.A.	3,147,669	8,821,421

		18,503,009

Netherlands—5.71%
Aalberts Industries N.V.	798,426	11,926,675
Koninklijke (Royal) KPN N.V.	540,194	7,520,246
Koninklijke Ahold N.V.	770,622	9,894,382
TNT N.V.	372,837	11,129,240
Unilever N.V.	221,016	6,503,730

		46,974,273

Norway—3.19%
Petroleum Geo-Services A.S.A. (a)	472,367	4,238,882
Prosafe S.E.	2,168,647	10,062,482
TGS Nopec Geophysical Co. A.S.A.	902,461	11,954,454

		26,255,818

Russia—1.92%
Gazprom -ADR	396,857	8,564,174
VimpelCom Ltd. -ADR(a)	444,629	7,251,899

		15,816,073

Spain—1.19%
Prosegur, Compania de Seguridad S.A.	105,356	5,181,519
Telefonica S.A.	203,888	4,629,679

		9,811,198

Sweden—2.90%
Intrum Justitia A.B.	810,101	9,316,021
Kinnevik Investment AB -Class B	403,826	7,586,949
Oriflame Cosmetics S.A. -SDR	115,219	6,911,216

		23,814,186

Switzerland—10.88%
Aryzta AG	449,957	18,387,369
Dufry Group (a)	147,013	11,998,181
Julius Baer Group Ltd.	187,464	6,560,790
Nestle S.A.	347,781	17,197,044
Novartis AG	186,772	9,084,159
Roche Holding AG	142,159	18,495,002
Syngenta AG	34,918	7,722,255

		89,444,800

Turkey—3.91%
Haci Omer Sabanci Holding A.S.	3,826,299	17,823,359
Tupras-Turkiye Petrol Rafinerileri A.S.	630,483	14,367,856

		32,191,215

United Kingdom—38.37%
Amlin PLC	2,260,983	15,066,824
Babcock International Group PLC	740,971	6,439,481
Balfour Beatty PLC	2,145,257	8,382,874
BG Group PLC	525,644	8,440,758
British American Tobacco PLC	321,997	11,096,878
Bunzl PLC	733,895	7,958,532
Centrica PLC	2,436,700	11,616,429
Chemring Group PLC	247,837	11,242,472
Compass Group PLC	1,842,815	15,341,821
Homeserve PLC	665,111	22,724,373
IG Group Holdings PLC	2,002,117	14,880,736
Imperial Tobacco Group PLC	582,222	16,476,503
Informa PLC	2,591,598	15,979,172
International Power PLC	2,511,089	14,102,140
Kingfisher PLC	1,442,541	4,880,824
Lancashire Holdings Ltd.	1,049,341	8,839,564
Mitie Group PLC	3,720,824	12,187,357
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

	Shares	Value
United Kingdom—(continued)
Next PLC	219,633	$7,419,662
Reckitt Benckiser Group PLC	305,179	14,985,431
Reed Elsevier PLC	1,056,536	9,148,782
Shire PLC	895,197	20,465,437
Tesco PLC	2,088,642	12,815,257
Ultra Electronics Holdings PLC	547,110	13,852,178
United Business Media Ltd.	671,954	5,812,224
Vodafone Group PLC	4,911,145	11,497,250
William Hill PLC	1,799,895	4,719,628
WPP PLC	871,306	9,274,701

		315,647,288

Total Common Stocks & Other Equity Interests (Cost $646,926,724)		761,638,716

Money Market Funds—6.35%
Liquid Assets Portfolio-Institutional Class (b)	26,092,988	26,092,988
Premier Portfolio-Institutional Class (b)	26,092,988	26,092,988

Total Money Market Funds (Cost $52,185,976)		52,185,976

TOTAL INVESTMENTS—98.94% (Cost $699,112,700)		813,824,692

OTHER ASSETS LESS LIABILITIES—1.06%		8,754,376

NET ASSETS—100.00%		$822,579,068

Investment Abbreviations:

ADR	—	American Depositary Receipt

SDR	—	Swedish Depositary Receipt
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco European Growth Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco European Growth Fund

E.	Foreign Currency Contracts — (continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Austria	$4,933,224	$—	$—	$4,933,224
Belgium	14,181,684	—	—	14,181,684
Denmark	—	14,753,804	—	14,753,804
France	—	35,565,514	—	35,565,514
Germany	72,959,712	—	—	72,959,712
Greece	5,698,303	9,904,258	—	15,602,561
Ireland	25,184,357	—	—	25,184,357
Italy	14,919,811	3,583,198	—	18,503,009
Netherlands	35,047,598	11,926,675	—	46,974,273
Norway	26,255,818	—	—	26,255,818
Russia	15,816,073	—	—	15,816,073
Spain	9,811,198	—	—	9,811,198
Sweden	16,902,970	6,911,216	—	23,814,186
Switzerland	72,638,386	16,806,414	—	89,444,800
Turkey	—	32,191,215	—	32,191,215
United Kingdom	153,717,241	161,930,047	—	315,647,288
United States	52,185,976	—	—	52,185,976

Total Investments	$520,252,351	$293,572,341	$—	$813,824,692

Invesco European Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $173,956,810 and $170,952,067 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$175,489,509
Aggregate unrealized (depreciation) of investment securities	(60,777,517)

Net unrealized appreciation of investment securities	$114,711,992

Cost of investments is the same for tax and financial statement purposes.
Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	GLG-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-96.87%

Australia-3.96%
BHP Billiton Ltd.	126,496	$4,566,577
Cochlear Ltd.	40,110	2,567,946
QBE Insurance Group Ltd.	109,299	1,654,365

		8,788,888

Belgium-1.74%
Anheuser-Busch InBev N.V.	72,805	3,856,315

Brazil-1.11%
Banco Bradesco S.A. -ADR	132,730	2,472,760

Canada-1.69%
Suncor Energy, Inc.	67,774	2,233,641
Talisman Energy Inc.	88,836	1,517,471

		3,751,112

China-0.73%
Industrial and Commercial Bank of China Ltd. -Class H	2,135,000	1,629,918

Denmark-1.58%
Novo Nordisk A.S. -Class B	40,970	3,500,787

France-4.23%
AXA S.A.	86,558	1,589,383
BNP Paribas	41,509	2,840,292
Danone S.A.	38,843	2,175,237
Total S.A.	55,492	2,793,311

		9,398,223

Germany-7.01%
Adidas AG	45,981	2,490,950
Bayer AG	54,174	3,115,216
Bayerische Motoren Werke AG	71,381	3,843,695
Fresenius Medical Care AG & Co. KGaA	32,623	1,790,476
Puma AG Rudolf Dassler Sport	9,278	2,712,051
SAP AG	35,367	1,615,375

		15,567,763

Hong Kong-1.48%
Hutchison Whampoa Ltd.	245,000	1,618,068
Li & Fung Ltd.	362,000	1,670,833

		3,288,901

India-1.34%
Infosys Technologies Ltd. -ADR	49,019	2,964,669

Indonesia-0.62%
PT Perusahaan Gas Negara	3,017,500	1,369,799

Ireland-1.72%
Cooper Industries PLC	35,144	1,586,752
Ingersoll-Rand PLC	59,396	2,224,974

		3,811,726

Israel-2.62%
Teva Pharmaceutical Industries Ltd. -ADR	119,202	5,823,018

Italy-1.51%
Finmeccanica S.p.A.	127,703	1,403,265
UniCredito Italiano S.p.A.	697,622	1,955,103

		3,358,368

Japan-6.29%
Fanuc Ltd.	14,300	1,680,165
Hoya Corp.	68,400	1,632,297
Keyence Corp.	10,300	2,362,213
Komatsu Ltd.	77,200	1,628,504
Nidec Corp.	48,800	4,597,945
Toyota Motor Corp.	58,900	2,070,134

		13,971,258

Mexico-1.96%
America Movil S.A.B de C.V. -Series L -ADR	42,537	2,110,260
Grupo Televisa S.A. -ADR	117,398	2,230,562

		4,340,822

Netherlands-2.78%
Koninklijke Ahold N.V.	134,531	1,727,307
TNT N.V.	71,245	2,126,674
Unilever N.V.	78,485	2,309,540

		6,163,521

Philippines-1.08%
Philippine Long Distance Telephone Co.	45,100	2,396,618

Russia-1.03%
Gazprom -ADR	105,504	2,276,776

Singapore-1.01%
United Overseas Bank Ltd.	154,000	2,242,289

South Korea-2.52%
Hyundai Mobis	22,741	3,921,241
NHN Corp. (a)	10,735	1,666,829

		5,588,070

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

	Shares	Value

Switzerland-7.12%
Julius Baer Group Ltd.	45,655	$1,597,815
Nestle S.A.	87,933	4,348,103
Novartis AG	37,247	1,811,608
Roche Holding AG	38,095	4,956,191
Syngenta AG	13,934	3,081,560

		15,795,277

Taiwan-1.88%
Hon Hai Precision Industry Co., Ltd.	504,000	2,040,255
MediaTek Inc.	8,142	109,937
Taiwan Semiconductor Manufacturing Co. Ltd.	1,044,428	2,031,815

		4,182,007

United Kingdom-13.83%
BG Group PLC	125,711	2,018,659
British American Tobacco PLC	48,023	1,655,001
Centrica PLC	501,008	2,388,445
Compass Group PLC	336,048	2,797,670
Imperial Tobacco Group PLC	155,066	4,388,267
Kingfisher PLC	396,649	1,342,058
Next PLC	50,809	1,716,434
Reckitt Benckiser Group PLC	62,109	3,049,784
Reed Elsevier PLC	247,270	2,141,166
Tesco PLC	458,934	2,815,876
Vodafone Group PLC	1,252,062	2,931,144
WPP PLC	325,141	3,460,995

		30,705,499

United States-26.03%
Amazon.com, Inc. (a)	17,686	2,085,003
Apple Inc. (a)	30,189	7,766,120
Cameron International Corp. (a)	54,205	2,145,976
Cardinal Health, Inc.	72,871	2,351,547
Carnival Corp. (b)	71,741	2,487,978
Chubb Corp. (The)	34,458	1,813,525
Cisco Systems, Inc. (a)	92,749	2,139,719
CME Group Inc.	3,584	999,219
Corning Inc.	60,274	1,092,165
Costco Wholesale Corp.	39,213	2,223,769
Delta Air Lines, Inc. (a)	189,801	2,254,836
Exxon Mobil Corp.	15,642	933,515
Gilead Sciences, Inc. (a)	53,843	1,794,049
Google Inc. -Class A (a)	8,462	4,102,801
Intel Corp.	108,663	2,238,458
Johnson Controls, Inc.	74,661	2,150,983
JPMorgan Chase & Co.	35,977	1,449,154
Medco Health Solutions, Inc. (a)	30,314	1,455,072
Microsoft Corp.	125,529	3,239,903
Occidental Petroleum Corp.	41,880	3,263,708
PepsiCo, Inc.	36,714	2,383,106
UnitedHealth Group Inc.	131,689	4,009,930
Visa Inc. -Class A	46,395	3,403,073

		57,783,609

Total Common Stocks & Other Equity Interests (Cost $196,242,922)		215,027,993

Money Market Funds-3.28%
Liquid Assets Portfolio-Institutional Class (c)	3,647,483	3,647,483
Premier Portfolio-Institutional Class (c)	3,647,483	3,647,483

Total Money Market Funds (Cost $7,294,966)		7,294,966

TOTAL INVESTMENTS-100.15% (Cost $203,537,888)		222,322,959

OTHER ASSETS LESS LIABILITIES-(0.15)%		(342,396)

NET ASSETS-100.00%		$221,980,563

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Each unit represents one common share with paired trust share.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Global Growth Fund

A.	Security Valuations - (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts - The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks
Invesco Global Growth Fund

E.	Foreign Currency Contracts - (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Global Growth Fund

          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$8,788,888	$—	$8,788,888
Belgium	3,856,315	—	—	3,856,315
Brazil	2,472,760	—	—	2,472,760
Canada	3,751,112	—	—	3,751,112
China	1,629,918	—	—	1,629,918
Denmark	—	3,500,787	—	3,500,787
France	—	9,398,223	—	9,398,223
Germany	15,567,763	—	—	15,567,763
Hong Kong	1,618,068	1,670,833	—	3,288,901
India	2,964,669	—	—	2,964,669
Indonesia	—	1,369,799	—	1,369,799
Ireland	3,811,726	—	—	3,811,726
Israel	5,823,018	—	—	5,823,018
Italy	3,358,368	—	—	3,358,368
Japan	—	13,971,258	—	13,971,258
Mexico	4,340,822	—	—	4,340,822
Netherlands	6,163,521	—	—	6,163,521
Philippines	2,396,618	—	—	2,396,618
Russia	2,276,776	—	—	2,276,776
Singapore	—	2,242,289	—	2,242,289
South Korea	—	5,588,070	—	5,588,070
Switzerland	10,902,109	4,893,168	—	15,795,277
Taiwan	—	4,182,007	—	4,182,007
United Kingdom	8,917,878	21,787,621	—	30,705,499
United States	65,078,575	—	—	65,078,575

Total Investments	$144,930,016	$77,392,943	$—	$222,322,959

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $76,369,459 and $95,224,627, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$32,935,228
Aggregate unrealized (depreciation) of investment securities	(14,206,748)

Net unrealized appreciation of investment securities	$18,728,480

Cost of investments for tax purposes is $203,594,479.
Invesco Global Growth Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	GSMG-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—91.45%

Brazil—2.35%
Cielo S.A.	885,000	$8,020,281
Duratex S.A.	645,000	6,788,315

		14,808,596

Canada—7.12%
Astral Media Inc. — Class A	158,400	5,611,797
Fairfax Financial Holdings Ltd.	20,671	8,230,195
MacDonald, Dettwiler and Associates Ltd. (a)	99,625	4,651,751
Onex Corp.	365,598	9,744,538
Power Financial Corp.	263,200	7,230,319
Precision Drilling Corp. (a)	777,655	5,877,801
SMART Technologies Inc. -Class A(a)	233,066	3,586,886

		44,933,287

Germany—2.75%
Deutsche Boerse AG	96,354	6,747,094
Puma AG Rudolf Dassler Sport (b)	5,050	1,476,165
Puma AG Rudolf Dassler Sport	31,190	9,117,145

		17,340,404

Greece—1.38%
Intralot S.A.	1,953,016	8,687,693

Hong Kong—1.81%
Hongkong Land Holdings Ltd.	1,016,000	5,445,760
Regal Hotels International Holdings Ltd.	15,416,200	5,993,734

		11,439,494

Indonesia—2.39%
PT Astra International Tbk	835,500	4,733,473
PT Perusahaan Gas Negara	22,786,000	10,343,742

		15,077,215

Ireland—2.05%
Cooper Industries PLC	86,314	3,897,077
DCC PLC	366,961	9,016,590

		12,913,667

Japan—3.39%
EXEDY Corp.	504,200	14,538,117
PIGEON Corp.	102,100	3,755,069
THK Co., Ltd.	158,500	3,117,177

		21,410,363

Mexico—1.37%
America Movil S.A.B de C.V. -Series L -ADR	173,500	8,607,335

Norway—0.56%
Petroleum Geo-Services A.S.A. (a)	396,240	3,555,741

Philippines—4.88%
Ayala Corp.	2,905,864	20,227,468
Energy Development Corp. (b)	6,577,500	638,396
Energy Development Corp.	102,258,500	9,924,957

		30,790,821

Russia—0.96%
VimpelCom Ltd. -ADR(a)	370,246	6,038,712

South Africa—1.97%
AngloGold Ashanti Ltd. -ADR	87,789	3,557,210
Naspers Ltd. -Class N	208,079	8,869,596

		12,426,806

South Korea—1.59%
Hyundai Development Co.	142,560	3,262,575
NHN Corp. (a)	43,457	6,747,590

		10,010,165

Spain—0.64%
Prosegur, Compania de Seguridad S.A.	82,257	4,045,486

Sweden—1.77%
Kinnevik Investment AB -Class B	294,904	5,540,559
Oriflame Cosmetics S.A. -SDR	93,211	5,591,103

		11,131,662

Switzerland—2.75%
Aryzta AG	217,713	8,896,782
Foster Wheeler AG (a)	112,908	2,599,142
Syngenta AG	26,537	5,868,764

		17,364,688

Thailand—1.35%
Siam Commercial Bank PCL	3,089,900	8,529,811

Turkey—3.20%
Haci Omer Sabanci Holding A.S.	1,770,698	8,248,120
Tupras-Turkiye Petrol Rafinerileri A.S.	524,455	11,951,621

		20,199,741

United Kingdom—17.76%
Babcock International Group PLC	560,735	4,873,121
Bunzl PLC	443,869	4,813,421
Chemring Group PLC	157,852	7,160,540
Compass Group PLC	611,853	5,093,804
Homeserve PLC	509,688	17,414,146
IG Group Holdings PLC	1,623,859	12,069,333
Informa PLC	1,662,227	10,248,893
International Power PLC	2,300,903	12,921,747
Lancashire Holdings Ltd.	590,881	4,977,534
Playtech Ltd.	554,800	3,851,143
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United Kingdom—(continued)
Shire PLC	639,427	$14,618,182
Ultra Electronics Holdings PLC	288,643	7,308,100
United Business Media Ltd.	338,848	2,930,945
William Hill PLC	1,424,090	3,734,204

		112,015,113

United States—29.41%
Aetna Inc.	128,648	3,582,847
Affiliated Managers Group, Inc. (a)	58,910	4,172,595
Alliance Data Systems Corp. (a)	72,753	4,181,842
Alpha Natural Resources, Inc. (a)	84,206	3,227,616
Altera Corp.	80,496	2,231,349
American Medical Systems Holdings, Inc. (a)	156,050	3,489,278
American Tower Corp. -Class A (a)	88,365	4,085,998
Amphenol Corp. -Class A	94,122	4,216,666
Assured Guaranty Ltd.	98,936	1,553,295
Autodesk, Inc. (a)	124,036	3,664,023
Baker Hughes Inc.	49,400	2,384,538
Baldor Electric Co.	102,499	3,917,512
BE Aerospace, Inc. (a)	157,339	4,625,767
BorgWarner, Inc. (a)	88,930	3,900,470
Carter’s, Inc. (a)	99,178	2,404,075
Cavium Networks, Inc. (a)	134,037	3,596,213
Choice Hotels International, Inc.	122,479	4,043,032
Coach, Inc.	108,539	4,012,687
Continental Resources, Inc. (a)	90,089	4,101,752
Corrections Corp. of America (a)	167,983	3,287,427
DaVita, Inc. (a)	63,022	3,612,421
Discover Financial Services	257,610	3,933,705
Estee Lauder Cos. Inc. (The) -Class A	62,259	3,875,623
Finisar Corp. (a)	239,892	3,845,469
Flowserve Corp.	37,454	3,713,939
Genworth Financial Inc. -Class A (a)	291,752	3,961,992
Genzyme Corp. (a)	56,956	3,961,859
Grand Canyon Education, Inc. (a)	166,361	4,037,581
Hanesbrands, Inc. (a)	157,090	3,935,104
Hershey Co. (The)	75,749	3,560,203
Hologic, Inc. (a)	259,220	3,665,371
Human Genome Sciences, Inc. (a)	114,454	2,968,937
IHS Inc. -Class A (a)	61,763	3,910,216
ITT Educational Services, Inc. (a)	44,052	3,556,758
J.B. Hunt Transport Services, Inc.	107,621	3,819,469
Jones Lang LaSalle Inc.	61,362	4,753,100
Kennametal Inc.	138,214	3,785,681
Key Energy Services, Inc. (a)	419,312	4,050,554
LKQ Corp. (a)	98,138	1,941,170
Lubrizol Corp. (The)	47,744	4,463,587
Macy’s, Inc.	185,988	3,468,676
MSC Industrial Direct Co., Inc. -Class A	73,473	3,702,304
O’Reilly Automotive, Inc. (a)	73,804	3,637,061
Pharmaceutical Product Development, Inc.	136,735	3,317,191
Plains Exploration & Production Co. (a)	122,703	2,766,953
Robert Half International, Inc.	145,872	3,673,057
Rovi Corp. (a)	96,022	4,272,979
Shaw Group Inc. (The) (a)	123,275	3,949,731
Teradata Corp. (a)	116,503	3,704,795
TIBCO Software Inc. (a)	317,776	4,309,043
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	105,408	2,662,606

		185,496,117

Total Common Stocks & Other Equity Interests (Cost $466,863,074)		576,822,917

Preferred Stock—1.26%

Brazil—1.26%
Companhia de Transmissao de Energia Eletrica Paulista -Pfd. (Cost $7,393,495)	289,600	7,936,075

Money Market Funds—6.23%
Liquid Assets Portfolio-Institutional Class (c)	19,655,908	19,655,908
Premier Portfolio-Institutional Class (c)	19,655,908	19,655,908

Total Money Market Funds (Cost $39,311,816)		39,311,816

TOTAL INVESTMENTS—98.94% (Cost $513,568,385)		624,070,808

OTHER ASSETS LESS LIABILITIES—1.06%		6,717,420

NET ASSETS—100.00%		$630,788,228

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

SDR	— Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2010 was $2,114,561, which represented 0.34% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations—(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Global Small & Mid Cap Growth Fund

E.	Foreign Currency Contracts—(continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Brazil	22,744,671	—	—	22,744,671
Canada	44,933,287	—	—	44,933,287
Germany	17,340,404	—	—	17,340,404
Greece	—	8,687,693	—	8,687,693
Hong Kong	11,439,494	—	—	11,439,494
Indonesia	4,733,473	10,343,742	—	15,077,215
Ireland	12,913,667	—	—	12,913,667
Japan	—	21,410,363	—	21,410,363
Mexico	8,607,335	—	—	8,607,335
Norway	3,555,741	—	—	3,555,741
Philippines	30,790,821	—	—	30,790,821
Russia	6,038,712	—	—	6,038,712
South Africa	12,426,806	—	—	12,426,806
South Korea	—	10,010,165	—	10,010,165
Spain	4,045,486	—	—	4,045,486
Sweden	5,540,559	5,591,103	—	11,131,662
Switzerland	11,495,924	5,868,764	—	17,364,688
Thailand	8,529,811	—	—	8,529,811
Turkey	—	20,199,741	—	20,199,741
United Kingdom	63,415,123	48,599,990	—	112,015,113
United States	224,807,933	—	—	224,807,933

	$493,359,247	$130,711,561	$—	$624,070,808

Invesco Global Small & Mid Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $164,483,429 and $241,586,087, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$141,571,603
Aggregate unrealized (depreciation) of investment securities	(40,943,885)

Net unrealized appreciation of investment securities	$100,627,718

Cost of investments for tax purposes is $523,443,090.
Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	I-ICE-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.29%

Australia—6.81%
Australia and New Zealand Banking Group Ltd.	229,280	$4,781,253
BHP Billiton Ltd.	228,945	8,265,043
Macquarie Group Ltd.	112,435	3,799,451
Telstra Corp. Ltd.	1,671,887	4,870,431

		21,716,178

Brazil—1.04%
Banco Santander Brasil S.A. (a)(b)	28,900	381,431
Banco Santander Brasil S.A. (b)	28,400	374,832
Companhia Energetica de Minas Gerais S.A. -ADR(c)	32,338	491,538
PDG Realty S.A. Empreendimentos e Participacoes	67,000	709,336
Petroleo Brasileiro S.A. -ADR	20,342	740,449
Vale S.A. -ADR	21,808	606,262

		3,303,848

Canada—8.38%
Agrium Inc.	91,850	5,783,512
EnCana Corp.	116,111	3,547,711
Intact Financial Corp.	135,549	6,151,129
Metro Inc. -Class A	81,646	3,481,869
Nexen Inc.	191,038	3,956,419
Toronto-Dominion Bank (The) (c)	53,207	3,781,941

		26,702,581

China—0.56%
China Construction Bank Corp. -Class H	453,000	384,323
CNOOC Ltd.	345,800	582,299
Renhe Commerical Holdings Co. Ltd.	2,370,000	510,383
Soho China Ltd.	498,500	307,407

		1,784,412

Finland—1.11%
Nokia Corp.	377,414	3,552,999

France—8.45%
BNP Paribas	65,867	4,507,010
Bouygues S.A.	123,888	5,216,750
Credit Agricole S.A.	291,319	3,971,875
Sanofi-Aventis S.A.	121,982	7,086,788
Total S.A. -ADR	121,285	6,140,659

		26,923,082

Germany—3.07%
Bayerische Motoren Werke AG	75,357	4,057,792
Muenchener Rueckversicherungs-Gesellschaft AG	17,207	2,384,237
Salzgitter AG	50,150	3,352,201

		9,794,230

Greece—0.84%
National Bank of Greece S.A. (d)	183,923	2,682,731

Hong Kong—4.18%
Chaoda Modern Agriculture (Holdings) Ltd.	444,000	477,290
Cheung Kong (Holdings) Ltd.	300,000	3,611,322
China Unicom (Hong Kong) Ltd.	372,000	505,875
Esprit Holdings Ltd.	808,928	5,076,889
Henderson Land Development Co. Ltd.	26,000	161,839
Hutchison Whampoa Ltd.	458,100	3,025,456
Sinofert Holdings Ltd. (d)	1,086,000	479,553

		13,338,224

India—0.32%
Grasim Industries Ltd.	23	909
Oil and Natural Gas Corp. Ltd.	12,980	347,019
State Bank of India -GDR	6,235	670,263

		1,018,191

Indonesia—0.14%

PT Telekomunikasi Indonesia Tbk	483,000	456,068

Ireland—0.13%
Dragon Oil PLC (d)	62,357	417,933

Italy—1.68%
Eni S.p.A -ADR	131,064	5,361,828

Japan—21.84%
Canon Inc.	103,800	4,491,417
East Japan Railway Co.	54,400	3,493,240
FUJIFILM Holdings Corp.	269,200	8,373,155
Mitsubishi Corp.	116,400	2,526,389
Mitsubishi UFJ Financial Group, Inc.	1,454,600	7,196,810
Murata Manufacturing Co., Ltd.	87,200	4,290,075
Nippon Telegraph & Telephone Corp.	87,700	3,651,118
Nippon Yusen Kabushiki Kaisha	1,501,000	6,328,633
Nissan Motor Co., Ltd.	755,100	5,772,019
NTT DoCoMo, Inc.	2,257	3,591,869
Seven & I Holdings Co., Ltd.	162,900	3,888,717
Sumitomo Chemical Co., Ltd. (c)	1,465,000	6,329,557
Takeda Pharmaceutical Co., Ltd.	111,100	5,116,985
Yamada Denki Co., Ltd.	67,710	4,552,191

		69,602,175

Mexico—0.39%
America Movil S.A.B. de C.V. -Series L	271,200	685,719

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

	Shares	Value

Mexico—(continued)
Desarrolladora Homex S.A. de C.V. -ADR(d)	18,235	$541,215

		1,226,934

Netherlands—3.09%
TNT N.V.	153,904	4,594,058
Unilever N.V.	178,368	5,248,748

		9,842,806

Norway—0.79%
Statoil A.S.A.	125,177	2,531,035

Russia—0.26%
Gazprom -ADR	23,189	500,419
Rosneft Oil Co. -GDR	50,577	337,854

		838,273

South Africa—0.80%
Barloworld Ltd.	78,410	483,614
Sasol Ltd.	11,431	452,790
Standard Bank Group Ltd.	40,769	634,222
Steinhoff International Holdings Ltd. (d)	200,594	525,130
Tiger Brands Ltd.	18,504	459,862

		2,555,618

South Korea—1.38%
Dongbu Insurance Co., Ltd.	10,010	310,400
Hyundai Mipo Dockyard Co., Ltd.	4,334	595,190
Hyundai Mobis	4,255	733,692
LG Electronics Inc.	3,416	290,772
Lotte Shopping Co., Ltd.	931	281,927
POSCO	1,458	606,498
Samsung Electronics Co., Ltd.	1,172	804,608
Shinhan Financial Group Co., Ltd.	12,050	492,340
SK Telecom Co., Ltd.	2,058	289,474

		4,404,901

Spain—6.36%
Banco Santander S.A.	534,852	6,833,253
Iberdrola S.A.	719,665	5,079,721
Repsol YPF, S.A. -ADR	139,180	3,291,607
Telefonica S.A.	223,016	5,064,018

		20,268,599

Switzerland—8.37%
Actelion Ltd. (d)	79,032	3,196,945
Holcim Ltd.	73,442	4,907,886
Swisscom AG	23,524	8,815,393
Zurich Financial Services AG	41,733	9,745,046

		26,665,270

Taiwan—0.76%
AU Optronics Corp. -ADR	46,105	437,998
HTC Corp.	62,753	1,157,295
Powertech Technology Inc.	199,000	607,277
U-Ming Marine Transport Corp.	110,000	208,016

		2,410,586

Thailand—0.23%
Bangkok Bank PCL -NVDR	111,000	469,960
PTT PCL	34,200	270,502

		740,462

Turkey—0.17%
Asya Katilim Bankasi A.S.	220,078	550,802
Turkiye Is Bankasi -Class C	—	2

		550,804

United Kingdom—15.14%
AstraZeneca PLC	93,387	4,714,744
Barclays PLC	1,009,053	5,267,896
GlaxoSmithKline PLC	308,513	5,382,468
Imperial Tobacco Group PLC	316,740	8,963,535
International Power PLC	899,247	5,050,123
National Grid PLC	538,890	4,307,093
Royal Dutch Shell PLC -ADR(c)	148,380	8,223,220
Vodafone Group PLC	2,710,446	6,345,297

		48,254,376

Total Common Stocks & Other Equity Interests (Cost $290,292,343)		306,944,144

Preferred Stocks—1.78%

Brazil—0.17%
Usinas Siderurgicas de Minas Gerais S.A. -Class A -Pfd.	18,900	531,690

Germany—1.61%
Porsche Automobil Holding SE -Pfd.	101,364	5,129,208

Total Preferred Stocks (Cost $6,870,937)		5,660,898

Money Market Funds—2.15%
Liquid Assets Portfolio-Institutional Class (e)	3,421,782	3,421,782
Premier Portfolio-Institutional Class (e)	3,421,782	3,421,782

Total Money Market Funds (Cost $6,843,564)		6,843,564

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.22% (Cost $304,006,844)		319,448,606

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.13%
Liquid Assets Portfolio -Institutional Class (Cost $6,792,135)(e)(f)	6,792,135	6,792,135

TOTAL INVESTMENTS—102.35% (Cost $310,798,979)		326,240,741

OTHER ASSETS LESS LIABILITIES—(2.35)%		(7,483,726)

NET ASSETS—100.00%		$318,757,015

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

NVDR	— Non-Voting Depositary Receipt

Pfd.	— Preferred
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2010 represented 0.12% of the Fund’s Net Assets.

(b)	Each unit represents 55 common shares and 50 preferred shares.

(c)	All or a portion of this security was out on loan at July 31, 2010.

(d)	Non-income producing security.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and
Invesco International Core Equity Fund

the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

E.	Foreign Currency Translations — (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco International Core Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco International Core Equity Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$9,651,684	$12,064,494	$—	$21,716,178
Brazil	3,835,538	—	—	3,835,538
Canada	26,702,581	—	—	26,702,581
China	1,274,029	510,383	—	1,784,412
Finland	—	3,552,999	—	3,552,999
France	13,227,447	13,695,635	—	26,923,082
Germany	14,923,438	—	—	14,923,438
Greece	2,682,731	—	—	2,682,731
Hong Kong	9,221,027	4,117,197	—	13,338,224
India	1,018,191	—	—	1,018,191
Indonesia	456,068	—	—	456,068
Ireland	417,933	—	—	417,933
Italy	5,361,828	—	—	5,361,828
Japan	3,591,869	66,010,306	—	69,602,175
Mexico	1,226,934	—	—	1,226,934
Netherlands	9,842,806	—	—	9,842,806
Norway	2,531,035	—	—	2,531,035
Russia	838,273	—	—	838,273
South Africa	2,095,756	459,862	—	2,555,618
South Korea	606,498	3,798,403	—	4,404,901
Spain	13,435,346	6,833,253	—	20,268,599
Switzerland	17,849,877	8,815,393	—	26,665,270
Taiwan	437,998	1,972,588	—	2,410,586
Thailand	740,462	—	—	740,462
Turkey	2	550,802	—	550,804
United Kingdom	31,811,867	16,442,509	—	48,254,376
United States	13,635,699	—	—	13,635,699

Total Investments	$187,416,917	$138,832,824	$—	$326,240,741

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $106,332,395 and $144,252,715, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,034,126
Aggregate unrealized (depreciation) of investment securities	(28,513,577)

Net unrealized appreciation of investment securities	$9,520,549

Cost of investments for tax purposes is $316,720,192
Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	IGR-QTR-1 07/10	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.95%

Australia—5.45%
BHP Billiton Ltd.	1,641,551	$59,260,915
Cochlear Ltd.	693,982	44,430,526
CSL Ltd.	1,018,171	30,526,556
QBE Insurance Group Ltd.	1,548,150	23,433,013
Woolworths Ltd.	931,480	21,706,258

		179,357,268

Belgium—1.73%
Anheuser-Busch InBev N.V.	1,073,574	56,864,770

Brazil—1.46%
Banco Bradesco S.A. -ADR	2,584,879	48,156,296

Canada—6.12%
Bombardier Inc. -Class B	4,775,544	21,601,439
Canadian National Railway Co.	265,916	16,746,500
Canadian Natural Resources Ltd.	798,044	27,473,519
Cenovus Energy Inc.	1,009,746	28,534,165
EnCana Corp.	754,430	23,051,212
Fairfax Financial Holdings Ltd.	71,944	28,644,630
Suncor Energy, Inc.	931,052	30,684,865
Talisman Energy Inc.	1,440,858	24,612,321

		201,348,651

China—1.31%
Industrial and Commercial Bank of China Ltd. -Class H	56,360,000	43,026,778

Denmark—1.55%
Novo Nordisk A.S. -Class B	598,151	51,110,546

France—4.81%
AXA S.A.	1,200,423	22,042,241
BNP Paribas	639,212	43,738,670
Danone S.A.	558,473	31,274,911
Eutelsat Communications	620,472	22,954,270
Total S.A.	759,604	38,236,326

		158,246,418

Germany—7.10%
Adidas AG	735,264	39,831,795
Bayer AG	781,842	44,958,966
Bayerische Motoren Werke AG	1,036,636	55,820,345
Fresenius Medical Care AG & Co. KGaA	573,134	31,455,811
Puma AG Rudolf Dassler Sport	130,914	38,267,455
SAP AG	515,825	23,560,121

		233,894,493

Hong Kong—2.55%
Esprit Holdings Ltd.	3,697,852	23,207,977
Hutchison Whampoa Ltd.	5,860,000	38,701,530
Li & Fung Ltd.	4,798,000	22,145,463

		84,054,970

India—1.94%
Bharat Heavy Electricals Ltd.	363,894	19,116,246
Infosys Technologies Ltd.	743,465	44,764,900

		63,881,146

Israel—2.19%
Teva Pharmaceutical Industries Ltd. -ADR	1,477,632	72,182,323

Italy—1.84%
Finmeccanica S.p.A.	2,387,658	26,236,792
UniCredito Italiano S.p.A.	12,291,612	34,447,550

		60,684,342

Japan—7.93%
Denso Corp.	930,200	26,543,908
Fanuc Ltd.	449,200	52,778,330
Hoya Corp.	1,246,500	29,746,472
Keyence Corp.	134,300	30,800,503
Komatsu Ltd.	1,128,700	23,809,482
Nidec Corp.	715,800	67,442,803
Toyota Motor Corp.	848,700	29,828,911

		260,950,409

Mexico—3.07%
America Movil S.A.B de C.V. -Series L -ADR	1,258,211	62,419,848
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	194,914	9,488,413
Grupo Televisa S.A. -ADR	1,529,067	29,052,273

		100,960,534

Netherlands—4.37%
Koninklijke (Royal) KPN N.V.	2,386,734	33,226,631
Koninklijke Ahold N.V.	2,826,599	36,292,047
TNT N.V.	1,367,545	40,821,424
Unilever N.V.	1,138,797	33,510,824

		143,850,926

Norway—0.50%
Petroleum Geo-Services A.S.A. (a)	1,817,388	16,308,703

Philippines—1.14%
Philippine Long Distance Telephone Co.	704,870	37,456,860

Russia—1.64%
Gazprom -ADR	1,610,439	34,753,273
VimpelCom Ltd. -ADR(a)	1,176,322	19,185,812

		53,939,085

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

	Shares	Value

Singapore—3.17%
Keppel Corp. Ltd.	7,188,000	$49,225,850
United Overseas Bank Ltd.	3,797,000	55,285,534

		104,511,384

South Korea—2.49%
Hyundai Mobis	335,253	57,807,828
NHN Corp. (a)	155,378	24,125,618

		81,933,446

Spain—0.56%
Telefonica S.A.	818,594	18,587,789

Switzerland—7.04%
Julius Baer Group Ltd.	762,455	26,684,095
Nestle S.A.	1,343,974	66,456,708
Novartis AG	647,694	31,502,340
Roche Holding AG	525,185	68,326,997
Syngenta AG	175,581	38,830,440

		231,800,580

Taiwan—2.24%
Hon Hai Precision Industry Co., Ltd.	7,397,000	29,943,977
MediaTek Inc.	116,948	1,579,094
Taiwan Semiconductor Manufacturing Co. Ltd.	21,697,887	42,210,754

		73,733,825

Turkey—0.96%
Akbank T.A.S.	5,715,836	31,770,487

United Kingdom—20.79%
BG Group PLC	2,405,943	38,634,482
British American Tobacco PLC	1,244,333	42,883,043
Centrica PLC	9,882,993	47,114,988
Compass Group PLC	6,749,699	56,192,657
Imperial Tobacco Group PLC	2,249,952	63,672,175
Informa PLC	5,210,024	32,123,758
International Power PLC	9,265,733	52,035,856
Kingfisher PLC	5,867,129	19,851,375
Next PLC	889,638	30,053,833
Reckitt Benckiser Group PLC	1,241,129	60,944,078
Reed Elsevier PLC	4,246,809	36,774,070
Shire PLC	2,891,216	66,097,183
Smith & Nephew PLC	1,570,485	13,673,217
Tesco PLC	7,688,778	47,175,948
Vodafone Group PLC	20,015,502	46,857,350
WPP PLC	2,869,487	30,544,531

		684,628,544

Total Common Stocks & Other Equity Interests (Cost $2,565,398,829)		3,093,240,573

Preferred Stocks—0.97%

Brazil—0.97%
Petroleo Brasileiro S.A. -ADR -Pfd. (Cost $19,926,631)	999,899	31,846,783

Money Market Funds—4.64%
Liquid Assets Portfolio-Institutional Class (b)	76,430,419	76,430,419
Premier Portfolio-Institutional Class (b)	76,430,419	76,430,419

Total Money Market Funds (Cost $152,860,838)		152,860,838

TOTAL INVESTMENTS—99.56% (Cost $2,738,186,298)		3,277,948,194

OTHER ASSETS LESS LIABILITIES—0.44%		14,367,709

NET ASSETS—100.00%		$3,292,315,903

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco International Growth Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts - The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco International Growth Fund

E.	Foreign Currency Contracts — (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$30,526,556	$148,830,712	$—	$179,357,268
Belgium	56,864,770	—	—	56,864,770
Brazil	80,003,079	—	—	80,003,079
Canada	201,348,651	—	—	201,348,651
China	43,026,778	—	—	43,026,778
Denmark	—	51,110,546	—	51,110,546
France	—	158,246,418	—	158,246,418
Germany	233,894,493	—	—	233,894,493
Hong Kong	61,909,507	22,145,463	—	84,054,970
India	19,116,246	44,764,900	—	63,881,146
Israel	72,182,323	—	—	72,182,323
Italy	60,684,342	—	—	60,684,342
Japan	—	260,950,409	—	260,950,409
Mexico	100,960,534	—	—	100,960,534
Netherlands	143,850,926	—	—	143,850,926
Norway	16,308,703	—	—	16,308,703
Philippines	37,456,860	—	—	37,456,860
Russia	53,939,085	—	—	53,939,085
Singapore	—	104,511,384	—	104,511,384
South Korea	—	81,933,446	—	81,933,446
Spain	18,587,789	—	—	18,587,789
Switzerland	161,467,800	70,332,780	—	231,800,580
Taiwan	—	73,733,825	—	73,733,825
Turkey	—	31,770,487	—	31,770,487
United Kingdom	199,597,089	485,031,455	—	684,628,544
United States	152,860,838	—	—	152,860,838

Total Investments	$1,744,586,369	$1,533,361,825	$—	$3,277,948,194

Invesco International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2010 was $805,360,236 and $499,381,880, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$647,396,592
Aggregate unrealized (depreciation) of investment securities	(108,098,271)

Net unrealized appreciation of investment securities	$539,298,321

Cost of investments for tax purposes is $2,738,649,873.
Invesco International Growth Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.